Events After the Reporting Period	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period
21. EVENTS AFTER THE REPORTING PERIOD
Public Offering
In July 2022, the Company closed a registered public stock offering. The gross proceeds from the offering w ere $
75
million. In addition to the shares sold in the public offering, the Company also sold additional common shares to raise gross proceeds of
 $
25.0
million in a concurrent private placement to one of its existing investors, the Bill & Melinda Gates Foundation. The underwriters of the registered public offering had
a
30-day
option to purchase additional common shares at the public offering price and purchas ed $
7
million of shares in August 2022. In total, the Group received aggregate net proceeds of approxima tely $
100
million, after fees and commissions, from the registered public offering and the concurrent private placement.